INCOME TAXES - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Enterprise Income Tax Law tax percentage	25.00%
Income tax rate	16.50%	16.50%	16.50%
Enterprise Income Tax Law
INCOME TAXES
Income tax rate	10.00%
Percentage of withholding tax applicable	10.00%
Hong Kong
INCOME TAXES
Withholding tax amount	$ 0
Income tax rate	16.50%
Cayman Islands
INCOME TAXES
Withholding tax amount	$ 0